Inventories, net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods		$ 0
Raw materials		781
Growing crops	$ 2,932	2,606
Total inventories, net		$ 3,387